Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease [Abstract]
Total lease expense	$ 344,775	$ 162,799	$ 307,497
Lease liabilities amount	$ 141,183	$ 63,837